Note Payable - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 15, 2015	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2013	Apr. 19, 2013
Note Payable [Line Items]
Notes Payable, Total		$ 944,707	$ 944,707		$ 944,707		$ 944,707
Adjustments to Additional Paid in Capital, Warrant Issued							55,293
Fair Value Assumptions, Expected Term	1 year	11 months 16 days
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.75
Interest Expense, Debt			2,764	5,529	2,764	5,529	11,059
Debt instrument, unamortized discount		961,295	961,295		961,295		955,766
Warrant
Note Payable [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued			55,293
Fair Value Assumptions, Risk Free Interest Rate					2.64%		2.64%
Fair Value Assumptions, Expected Dividend Rate					0.00%		0.00%
Fair Value Assumptions, Expected Term					10 years		10 years
Fair Value Assumptions, Expected Volatility Rate					114.00%		114.00%
Massachusetts Life Sciences Center
Note Payable [Line Items]
Subordinated Debt								$ 1,000,000	$ 1,000,000
Debt Instrument, Payment Terms								The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive net proceeds of $5,000,000 or more in a 12-month period.	The loan bears interest at a rate of 10% per annum, and will become fully due and payable on the earlier of (i) September 30, 2018, (ii) the occurrence of an event of default under the MLSC Loan Agreement, or (iii) the completion of a sale of substantially all of our assets, a change-of-control transaction or one or more financing transactions in which we receive net proceeds of $5,000,000 or more in a 12-month period.
Warrants Issued To Purchase Of Common Stock								145,985	145,985
Class Of Warrant Or Right Expiration Date								Sep. 30, 2023	Sep. 30, 2023
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.27	$ 0.27